Document and Entity Information	Oct. 19, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 19, 2023
Entity File Number	001-37888
Entity Registrant Name	Tabula Rasa HealthCare, Inc.
Entity Central Index Key	0001651561
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-5726437
Entity Address, Address Line One	228 Strawbridge Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Moorestown
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08057
City Area Code	866
Local Phone Number	648-2767
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	TRHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false